LOANS	12 Months Ended
Dec. 31, 2011
LOANS

NOTE 4 - LOANS

Major classifications of loans at December 31 are as follows (in thousands):

	2011	2010

Loans secured by real estate:
Construction and development	$14,571	$12,472
Secured by farmland	3,585	2,590
Secured by 1 - 4 family residential properties:
Revolving, open-end loans secured by 1 - 4 family residential properties	11,215	9,935
All other loans secured by 1 - 4 family residential properties	87,088	81,665
Secured by nonfarm, nonresidential properties	269,248	255,851
Commercial and industrial loans	45,312	44,850
Loans to individuals for household, family, and other personal expenditures:
Ready credit loans	494	582
Other consumer loans	9,327	10,190
Other loans:
Agricultural loans	955	1,771
All other loans	5,459	5,163

Loans, net of unearned income	$447,254	$425,069

Real estate loans serviced for others which are not included in the Consolidated Balance Sheet totaled $111,187 and $109,662 at December 31, 2011 and 2010, respectively.

In the normal course of business, loans are extended to officers and directors, their families and corporations in which they are beneficially interested as stockholders, officers, or directors. A summary of loan activity for those officers and directors with aggregate loan balances in excess of $60,000 for the year ended December 31, 2011, is as follows (in thousands):

		Amounts
2010	Additions	Collected	2011
$14,783	$7,082	$4,625	$17,240

The Company’s primary business activity is with customers located within its local trade area. Generally, the Company grants commercial, residential and personal loans. The Company also selectively funds and purchases commercial and residential loans outside of its local trade area provided such loans meet the Company’s credit policy guidelines. At December 31, 2011 and 2010, the Company had approximately $106 million and $107 million, respectively, of outstanding loans to summer camps and recreational facilities in the northeastern United States. Although the Company has a diversified loan portfolio at December 31, 2011 and 2010, loans outstanding to individuals and businesses are dependent upon the local economic conditions in its immediate trade area.